Basis of Presentation	12 Months Ended
Dec. 31, 2018
Basis of Presentation [Abstract]
Basis of Presentation

frontdoor, inc

NOTES TO CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

Note 1. Basis of Presentation

We are the largest provider of home service plans in the United States, as measured by revenue, and operate under the American Home Shield, HSA, OneGuard and Landmark brands. Our customizable home service plans help customers protect and maintain their homes, typically their most valuable asset, from costly and unplanned breakdowns of essential home systems and appliances. Our home service plans cover the repair or replacement of major components of up to 21 household systems and appliances, including electrical, plumbing, central HVAC systems, water heaters, refrigerators, dishwashers and ranges/ovens/cooktops. We serve customers across all 50 states and the District of Columbia.

On July 26, 2017, ServiceMaster announced its intention to spin off the ownership and operations of its businesses operated under the American Home Shield, HSA, OneGuard and Landmark brand names (the “Separated Business”) into a stand-alone publicly traded company (the “Spin-off”). Frontdoor was formed as a wholly-owned subsidiary of ServiceMaster on January 2, 2018 for the purpose of holding the Separated Business in connection with the Spin-off. During 2018, ServiceMaster contributed the Separated Business to Frontdoor. On October 1, 2018, the Spin-off was completed by a pro rata distribution to ServiceMaster’s stockholders of approximately 80.2% of our common stock. Each holder of ServiceMaster common stock received one share of our common stock for every two shares of ServiceMaster common stock held at the close of business on September 14, 2018, the record date of the distribution. The Spin-off was completed pursuant to a separation and distribution agreement and other agreements with ServiceMaster related to the Spin-off, including a transition services agreement, a tax matters agreement, an employee matters agreement and a stockholders and registration rights agreement. See Note 10 to the accompanying consolidated and combined financial statements for information related to these agreements.

Prior to the Spin-off, we did not operate as a separate company, and stand-alone financial statements were not historically prepared. The accompanying consolidated and combined financial statements reflect the combined operations of the separated business for periods prior to the completion of the Spin-off and reflect our consolidated operations for the period after the completion of the Spin-off.  These consolidated and combined financial statements reflect our financial position, results of operations and cash flows in conformity with U.S. GAAP. Our financial position, results of operations and cash flows may not be indicative of our condition had we been a separate stand-alone entity during the periods presented, nor are the results stated herein necessarily indicative of our financial position, results of operations and cash flows had we operated as a separate, independent company during the periods presented.

The accompanying consolidated and combined financial statements include all revenues, costs, assets and liabilities directly attributable to us. ServiceMaster’s debt and corresponding interest expense have not been allocated to us for periods prior to the Spin-off since we were not the obligor of the debt. The accompanying consolidated and combined statements of operations and comprehensive income include allocations of certain costs from ServiceMaster incurred on our behalf. Such corporate-level costs were allocated to us using methods based on proportionate formulas such as revenue, headcount and others. Such corporate costs include costs pertaining to: accounting and finance, legal, human resources, information technology, insurance, marketing, tax services, procurement services and other costs. We consider the expense allocation methodology and results to be reasonable for all periods presented. However, these allocations may not be indicative of the actual level of expense that we would have incurred if we had operated as a separate stand-alone, publicly traded company during the periods presented nor are these costs necessarily indicative of costs we may incur in the future. See Note 10 to the accompanying consolidated and combined financial statements for information regarding allocations from ServiceMaster.

Prior to the Spin-off, current and deferred income taxes and related tax expense have been determined based on our stand-alone results by applying ASC 740 as if we were a separate taxpayer, following the separate return methodology. Our portion of current income taxes payable was deemed to have been remitted to ServiceMaster in the period the related tax expense was recorded. Our portion of current income taxes receivable was deemed to have been remitted to us by ServiceMaster in the period to which the receivable applies only to the extent that we could have recognized a refund of such taxes on a stand-alone basis under the law of the relevant taxing jurisdiction. See Note 5 to the accompanying consolidated and combined financial statements for additional information.